Goodwill	12 Months Ended
Feb. 29, 2024
Goodwill [Abstract]
GOODWILL

8. GOODWILL

Goodwill is allocated to the following cash generating units (CGUs): Cartrack - Mozambique, Portugal, Spain and Other and Karooooo Logistics.

		Cartrack				Karooooo
Figures in Rand thousands	Note	Mozambique	Portugal	Spain	Other	Logistics	Total

At March 1, 2022		65,081	30,164	21,381	11,444	58,314	186,384
Translation adjustments		17,196	4,305	3,051	1,545	–	26,097
At February 28, 2023		82,277	34,469	24,432	12,989	58,314	212,481
Acquisition of subsidiary	28	–	–	–	6,223	–	6,223
Translation adjustments		4,027	2,346	1,663	640	–	8,676
At February 29, 2024		86,304	36,815	26,095	19,852	58,314	227,380

Impairment testing

The Group performs its annual impairment test at the end of each financial year, or more frequently if there are indications that goodwill may be impaired. No impairment was identified in the current financial year which is consistent with the conclusions reached in 2023.

The Group considers the relationship between its market capitalization and its equity attributable to equity holders of the parent, among other factors, when performing the annual test of impairment. At February 29, 2024, the market capitalization of the Group exceeded the value of equity by ZAR 11.3 billion (2023: ZAR 11.8 billion).

The Group determines the recoverable amount of each cash-generating units (CGU) based on the higher of its value in use calculations and fair value less costs of disposal. The recoverable amounts of Portugal, Spain and Karooooo Logistics were calculated by using discounted cash flow valuation technique, which requires the use of various estimates. Each of the cash flow projections are based on forecasts over a five-year period, which have been approved by senior management. For Mozambique, the Group has engaged an external valuer to determine the fair value less cost of disposal of the CGU using market approach, by applying price-to-value metrics observed in comparable companies to the CGU. The Other CGUs are valued on an earnings multiple basis.

The key estimates used for the value in use calculations and sensitivity to changes in assumptions are as follows:

		As of February 29/28
Key estimates applied in value in use calculation	CGU	2024	2023
Revenue growth rate
This is the average annual compound growth rate in revenue that is derived from management’s forecast and is based on external available information, such as GDP and industry growth rate within the region.	Mozambique	N.A.	16%
	Portugal	16%	15%
	Spain	19%	19%
	Karooooo Logistics	27%	51%

The growth rate applied for revenue is considered to be the main driver of profitability and hence free cash flow. CGUs are at different maturity levels in their business cycles and hence will reflect considerably different growth rates. The various geographical markets the CGUs operate within also have differences in their economies which have been taken into consideration. The growth rate determined by management is based on historical data from both external and internal sources and is within the range of reported global telematics growth forecasts for the medium to long term and with the assumptions that a market participant would make.

Terminal growth rate
The estimated rate of growth after the five-year forecast period. This rate is informed primarily by external forecasts about economic activity by region. Changes in these rates are reflective of changes in market views on the economic growth in those regions.	Mozambique	N.A.	8%
	Portugal	2%	2%
	Spain	2%	2%
	Karooooo Logistics	5%	5%

Discount rate
The rate reflects the specific risks relating to the country and industry in which the entity operates. These rates were determined using externally available information. The rates were determined using the Weighted Average Cost of Capital model. The rate is a pre-tax rate.	Mozambique	N.A.	31%
	Portugal	16%	19%
	Spain	16%	19%
	Karooooo Logistics	35%	38%

For Spain, Portugal and Karooooo Logistics, the Group has applied a 50 basis point (2023: 50 basis point) increase and decrease to the revenue growth rates, terminal growth rates and discount rates used in the impairment testing. The sensitivity test does not result in impairment.

The key estimates used for the fair value less costs of disposal calculations are earnings multiples. The market approach is based on the premise that the companies with similar business models and economic fundamentals would likely sell for similar prices. Comparable companies, which are typically listed companies trading in the same sector as the entity, would be identified and price-to-value metrics for these companies would be calculated. The Group has considered EV/EBITDA multiple as the most appropriate metric to determine the fair value less cost of disposal of this CGU. The EV/EBITDA multiples are 6.8x. A change of 50 basis points of the multiple will not result in any impairment. In prior year, recoverable amount of Mozambique was calculated by using discounted cash flow technique.